INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	December 31,
	2021	2020
Copyrights	$814,217	$–
Software	84,082	49,540
Less: accumulated amortization	(122,696)	(44,036)
	$775,603	$5,504

In September 2020, the Company sold a copyright for SEM business related to a third party in exchange for cash consideration of $1,245,619, and a gain of $639,792 was recorded in the account of “Other income (expenses), net”.

Amortization expense was $76,666, $212,976 and $138,870 for the years ended December 31, 2021, 2020 and 2019, respectively.